UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Small Cap Growth Fund
Class A [PNSAX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.21%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A shares of Putnam Small Cap Growth Fund returned 22.16%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSA-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	22.16	12.46	11.52
Class A (with sales charge)	15.14	11.14	10.86
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSA-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSA-0824

Putnam Small Cap Growth Fund
Class B [PNSBX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$217	1.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class B shares of Putnam Small Cap Growth Fund returned 21.25%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSB-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	21.25	11.62	10.85
Class B (with sales charge)	16.25	11.36	10.85
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSB-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
Effective September 5, 2024 (the “Conversion Date”), Class B shares of the Fund acquired prior to the Conversion Date will convert automatically to Class A shares.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSB-0824

Putnam Small Cap Growth Fund
Class C [PNSCX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class C shares of Putnam Small Cap Growth Fund returned 21.24%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSC-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	21.24	11.62	10.86
Class C (with sales charge)	20.24	11.62	10.86
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSC-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSC-0824

Putnam Small Cap Growth Fund
Class R [PSGRX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$162	1.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R shares of Putnam Small Cap Growth Fund returned 21.86%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	21.86	12.18	11.24
Class R (with sales charge)	21.86	12.18	11.24
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR-0824

Putnam Small Cap Growth Fund
Class R6 [PLKGX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R6 shares of Putnam Small Cap Growth Fund returned 22.66%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR6-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	22.66	12.91	11.96
Class R6 (with sales charge)	22.66	12.91	11.96
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 6/29/2015. Returns for periods before 6/29/2015 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR6-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR6-0824

Putnam Small Cap Growth Fund
Class Y [PSYGX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class Y shares of Putnam Small Cap Growth Fund returned 22.47%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selections outside of the benchmark, including:
↑	Camtek, a manufacturer of semiconductor inspection equipment
↑	Nova, a provider of process control systems used in semiconductor manufacturing
↑	EMCOR Group, a construction and facilities services provider for a range of businesses

Top detractors from performance:
↓	Overweight position in Axcelis Technologies, a semiconductor equipment company
↓	Overweight position in medical device company InMode
↓	Out-of-benchmark position in Iridium Communications, a global satellite communications company
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSY-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	22.47	12.74	11.80
Class Y (with sales charge)	22.47	12.74	11.80
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Growth Index	9.14	6.17	7.39
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,020,349,001
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$10,178,534
Portfolio Turnover Rate	40%
*	Includes derivatives, if applicable.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSY-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective June 30, 2024, the Fund’s portfolio managers are William Monroe and Tania Harsono.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSY-0824

Item 2. Code of Ethics:

a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
June 30, 2024	$58,395	$ —	$7,807	$ —
June 30, 2023	$77,048	$ —	$7,579	$ —

For the fiscal years ended June 30, 2024 and June 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $922,770 and $249,322 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
June 30, 2024	$ —	$861,963	$53,000	$914,963
June 30, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Small Cap Growth Fund

Financial Statements and Other Important Information

Annual | June 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Small Cap Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Small Cap Growth Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of JuneÊ30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Small Cap Growth Fund 1

The fund’s portfolio 6/30/24

COMMON STOCKS (97.3%)*	Shares	Value
Aerospace and defense (1.2%)
Kratos Defense & Security Solutions, Inc. † S	502,300	$10,051,023
Leonardo DRS, Inc. †	575,460	14,679,985
		24,731,008
Automobile components (0.7%)
Modine Manufacturing Co. †	147,457	14,773,717
		14,773,717
Banks (1.0%)
Bancorp, Inc. (The) †	555,263	20,966,731
		20,966,731
Beverages (0.5%)
Vita Coco Co., Inc. (The) † S	356,900	9,939,665
		9,939,665
Biotechnology (6.5%)
Ascendis Pharma A/S ADR (Denmark) †	103,800	14,156,244
Cytokinetics, Inc. †	190,300	10,310,454
Halozyme Therapeutics, Inc. † S	387,700	20,299,972
Insmed, Inc. †	326,000	21,842,000
Krystal Biotech, Inc. † S	54,400	9,990,016
Rhythm Pharmaceuticals, Inc. † S	203,400	8,351,604
Vaxcyte, Inc. †	270,800	20,448,108
Viking Therapeutics, Inc. † S	288,300	15,282,783
Xenon Pharmaceuticals, Inc. (Canada) †	270,100	10,531,199
		131,212,380
Building products (1.3%)
Simpson Manufacturing Co., Inc.	158,775	26,758,351
		26,758,351
Capital markets (2.5%)
Hamilton Lane, Inc. Class A	160,385	19,820,378
StepStone Group, Inc. Class A	682,207	31,306,479
		51,126,857
Commercial services and supplies (3.6%)
Brink’s Co. (The)	192,600	19,722,240
Casella Waste Systems, Inc. Class A †	91,000	9,029,020
Clean Harbors, Inc. †	137,000	30,982,550
VSE Corp. S	139,100	12,279,748
		72,013,558
Construction and engineering (4.2%)
Comfort Systems USA, Inc.	143,000	43,489,160
Dycom Industries, Inc. †	118,600	20,014,936
IES Holdings, Inc. †	77,500	10,798,075
MDU Resources Group, Inc.	403,900	10,137,890
		84,440,061
Construction materials (2.7%)
Eagle Materials, Inc.	133,500	29,030,910
Knife River Corp. †	359,100	25,187,274
		54,218,184
Consumer staples distribution and retail (0.7%)
Sprouts Farmers Market, Inc. †	160,800	13,452,528
		13,452,528
Diversified consumer services (1.0%)
Duolingo, Inc. † S	97,600	20,366,192
		20,366,192
Electrical equipment (0.8%)
Atkore, Inc.	120,975	16,323,157
		16,323,157
Electronic equipment, instruments, and components (2.0%)
Fabrinet (Thailand) †	81,900	20,048,301
Novanta, Inc. † S	124,005	20,226,456
		40,274,757

2 Small Cap Growth Fund

COMMON STOCKS (97.3%)* cont.	Shares	Value
Energy equipment and services (3.3%)
CES Energy Solutions Corp. (Canada)	2,169,500	$12,210,921
ChampionX Corp.	516,400	17,149,644
Oceaneering International, Inc. †	420,500	9,949,030
Weatherford International PLC † S	220,600	27,012,470
		66,322,065
Ground transportation (2.5%)
Saia, Inc. †	52,961	25,118,873
TFI International, Inc. (Canada)	175,600	25,497,010
		50,615,883
Health care equipment and supplies (4.7%)
CONMED Corp.	110,700	7,673,724
Lantheus Holdings, Inc. †	382,300	30,694,867
Merit Medical Systems, Inc. †	363,300	31,225,635
PROCEPT BioRobotics Corp. † S	152,300	9,304,007
UFP Technologies, Inc. †	58,900	15,541,943
		94,440,176
Health care providers and services (5.2%)
Encompass Health Corp.	470,600	40,372,774
Ensign Group, Inc. (The)	242,500	29,994,825
Hims & Hers Health, Inc. †	161,000	3,250,590
NeoGenomics, Inc. †	569,687	7,901,559
Option Care Health, Inc. †	306,200	8,481,740
RadNet, Inc. † S	257,300	15,160,116
		105,161,604
Health care technology (0.6%)
Evolent Health, Inc. Class A † S	604,500	11,558,040
		11,558,040
Hotels, restaurants, and leisure (2.8%)
Churchill Downs, Inc.	175,200	24,457,920
Texas Roadhouse, Inc.	187,300	32,161,283
		56,619,203
Household durables (3.3%)
Century Communities, Inc.	215,100	17,565,066
Installed Building Products, Inc.	149,400	30,728,592
M/I Homes, Inc. †	156,080	19,063,611
		67,357,269
Insurance (3.0%)
Kinsale Capital Group, Inc.	76,154	29,340,613
Skyward Specialty Insurance Group, Inc. †	841,600	30,449,088
		59,789,701
Life sciences tools and services (2.1%)
Medpace Holdings, Inc. †	102,300	42,132,255
		42,132,255
Machinery (2.1%)
Federal Signal Corp.	311,700	26,079,939
RBC Bearings, Inc. † S	59,637	16,088,870
		42,168,809
Metals and mining (2.7%)
ATI, Inc. †	362,000	20,072,900
Carpenter Technology Corp.	311,417	34,125,075
		54,197,975
Oil, gas, and consumable fuels (0.8%)
Northern Oil and Gas, Inc.	425,400	15,812,118
		15,812,118
Personal care products (2.5%)
BellRing Brands, Inc. †	516,900	29,535,666
e.l.f. Beauty, Inc. †	94,300	19,870,896
		49,406,562

Small Cap Growth Fund 3

COMMON STOCKS (97.3%)* cont.	Shares	Value
Pharmaceuticals (1.0%)
Axsome Therapeutics, Inc. † S	99,300	$7,993,650
Intra-Cellular Therapies, Inc. †	190,600	13,054,194
		21,047,844
Professional services (7.2%)
Huron Consulting Group, Inc. †	310,500	30,584,250
ICF International, Inc.	227,009	33,701,756
Maximus, Inc.	62,362	5,344,423
Parsons Corp. † S	492,944	40,327,749
Verra Mobility Corp. †	1,287,752	35,026,854
		144,985,032
Real estate management and development (1.3%)
Colliers International Group, Inc. (Canada)	153,080	17,094,428
FirstService Corp. (Canada)	63,100	9,603,026
		26,697,454
Semiconductors and semiconductor equipment (8.0%)
Axcelis Technologies, Inc. †	108,700	15,456,053
Camtek, Ltd. (Israel) S	298,145	37,339,680
FormFactor, Inc. †	341,700	20,683,101
Nova, Ltd. (Israel) † S	185,697	43,551,517
Onto Innovation, Inc. †	133,400	29,289,304
Rambus, Inc. †	271,000	15,923,960
		162,243,615
Software (9.9%)
ACI Worldwide, Inc. †	262,400	10,388,416
Altair Engineering, Inc. Class A † S	323,900	31,768,112
Descartes Systems Group, Inc. (The) (Canada) †	417,500	40,430,700
Intapp, Inc. † S	336,355	12,334,138
Manhattan Associates, Inc. †	120,700	29,774,276
SPS Commerce, Inc. †	91,600	17,235,456
Tenable Holdings, Inc. † S	394,800	17,205,384
Vertex, Inc. Class A † S	1,143,374	41,218,633
		200,355,115
Specialty retail (3.1%)
Boot Barn Holdings, Inc. †	187,428	24,165,092
Murphy USA, Inc.	83,800	39,340,748
		63,505,840
Trading companies and distributors (2.5%)
Applied Industrial Technologies, Inc.	163,158	31,652,652
FTAI Aviation, Ltd.	188,500	19,458,853
		51,111,505
Total common stocks (cost $1,393,886,424)		$1,966,125,211

SHORT-TERM INVESTMENTS (8.9%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.54% [d]	172,261,153	$172,261,153
Putnam Short Term Investment Fund Class P 5.48% L	7,469,562	7,469,562
Total short-term investments (cost $179,730,715)		$179,730,715

TOTAL INVESTMENTS
Total investments (cost $1,573,617,139)	$2,145,855,926

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,020,349,001.

4 Small Cap Growth Fund

†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$222,622,221	$—	$—
Consumer staples	72,798,755	—	—
Energy	82,134,183	—	—
Financials	131,883,289	—	—
Health care	405,552,299	—	—
Industrials	513,147,364	—	—
Information technology	402,873,487	—	—
Materials	108,416,159	—	—
Real estate	26,697,454	—	—
Total common stocks	1,966,125,211	—	—
Short-term investments	—	179,730,715	—
Totals by level	$1,966,125,211	$179,730,715	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund 5

Financial Statements

Statement of assets and liabilities

6/30/24

ASSETS
Investment in securities, at value, including $96,811,499 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,393,886,424)	$1,966,125,211
Affiliated issuers (identified cost $179,730,715) (Notes 1 and 5)	179,730,715
Cash	2,607,993
Dividends, interest and other receivables	829,523
Receivable for shares of the fund sold	7,395,029
Receivable for investments sold	104,057,237
Prepaid assets	86,194
Total assets	2,260,831,902

LIABILITIES
Payable for investments purchased	61,594,083
Payable for shares of the fund repurchased	2,804,920
Payable for compensation of Manager (Note 2)	2,250,493
Payable for custodian fees (Note 2)	15,144
Payable for investor servicing fees (Note 2)	752,553
Payable for Trustee compensation and expenses (Note 2)	149,707
Payable for administrative services (Note 2)	4,301
Payable for distribution fees (Note 2)	366,131
Collateral on securities loaned, at value (Note 1)	172,261,153
Other accrued expenses	284,416
Total liabilities	240,482,901
Net assets	$2,020,349,001

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,518,701,062
Total distributable earnings (Note 1)	501,647,939
Total — Representing net assets applicable to capital shares outstanding	$2,020,349,001

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($501,769,872 divided by 7,287,611 shares)	$68.85
Offering price per class A share (100/94.25 of $68.85)*	$73.05
Net asset value and offering price per class B share ($627,308 divided by 11,278 shares)**	$55.62
Net asset value and offering price per class C share ($22,177,027 divided by 400,594 shares)**	$55.36
Net asset value, offering price and redemption price per class R share ($20,938,063 divided by 323,520 shares)	$64.72
Net asset value, offering price and redemption price per class R6 share ($422,360,332 divided by 5,699,894 shares)	$74.10
Net asset value, offering price and redemption price per class Y share ($1,052,476,399 divided by 14,398,822 shares)	$73.09
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6  Small Cap Growth Fund

Statement of operations

Year ended 6/30/24

Investment income
Dividends (net of foreign tax of $131,844)	$5,546,046
Interest (including interest income of $2,171,696 from investments in affiliated issuers) (Note 5)	2,171,696
Securities lending (net of expenses) (Notes 1 and 5)	225,251
Total investment income	7,942,993

EXPENSES
Compensation of Manager (Note 2)	10,178,534
Investor servicing fees (Note 2)	2,494,958
Custodian fees (Note 2)	51,047
Trustee compensation and expenses (Note 2)	70,077
Distribution fees (Note 2)	1,383,203
Administrative services (Note 2)	38,853
Other	638,798
Total expenses	14,855,470
Expense reduction (Note 2)	(14,206)
Net expenses	14,841,264
Net investment loss	(6,898,271)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	45,971,035
Foreign currency transactions (Note 1)	2,048
Total net realized gain	45,973,083
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	287,014,457
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation	287,014,493
Net gain on investments	332,987,576
Net increase in net assets resulting from operations	$326,089,305

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund  7

Statement of changes in net assets

	Year ended 6/30/24	Year ended 6/30/23
Increase in net assets
Operations
Net investment loss	$(6,898,271)	$(3,064,048)
Net realized gain (loss) on investments and foreign currency transactions	45,973,083	(68,046,605)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	287,014,493	231,776,790
Net increase in net assets resulting from operations	326,089,305	160,666,137
Increase from capital share transactions (Note 4)	603,353,155	236,863,154
Total increase in net assets	929,442,460	397,529,291
Net assets
Beginning of year	1,090,906,541	693,377,250
End of year	$2,020,349,001	$1,090,906,541

The accompanying notes are an integral part of these financial statements.

8  Small Cap Growth Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
June 30, 2024	$56.31	(.40)	12.94	12.54	—	—	$68.85	22.27	$501,770	1.21	(.66)	40
June 30, 2023	46.89	(.25)	9.67	9.42	—	—	56.31	20.09	422,911	1.25	(.48)	48
June 30, 2022	73.13	(.62)	(15.28)	(15.90)	(10.34)	(10.34)	46.89	(25.78)	383,000	1.24 [d]	(.97)	39
June 30, 2021	53.07	(.66)	24.06	23.40	(3.34)	(3.34)	73.13	44.93	549,842	1.21	(1.00)	70
June 30, 2020	47.49	(.42)	6.95	6.53	(.95)	(.95)	53.07	13.99	415,702	1.24	(.88)	56
Class B
June 30, 2024	$45.84	(.67)	10.45	9.78	—	—	$55.62	21.34	$627	1.96	(1.42)	40
June 30, 2023	38.46	(.51)	7.89	7.38	—	—	45.84	19.19	1,751	2.00	(1.23)	48
June 30, 2022	62.19	(.93)	(12.46)	(13.39)	(10.34)	(10.34)	38.46	(26.33)	2,974	1.99 [d]	(1.73)	39
June 30, 2021	45.85	(.99)	20.67	19.68	(3.34)	(3.34)	62.19	43.86	5,956	1.96	(1.74)	70
June 30, 2020	41.46	(.68)	6.02	5.34	(.95)	(.95)	45.85	13.15	5,835	1.99	(1.63)	56
Class C
June 30, 2024	$45.62	(.69)	10.43	9.74	—	—	$55.36	21.35	$22,177	1.96	(1.41)	40
June 30, 2023	38.28	(.51)	7.85	7.34	—	—	45.62	19.17	13,906	2.00	(1.23)	48
June 30, 2022	61.94	(.92)	(12.40)	(13.32)	(10.34)	(10.34)	38.28	(26.32)	11,761	1.99 [d]	(1.72)	39
June 30, 2021	45.68	(.99)	20.59	19.60	(3.34)	(3.34)	61.94	43.84	17,120	1.96	(1.74)	70
June 30, 2020	41.31	(.67)	5.99	5.32	(.95)	(.95)	45.68	13.15	13,869	1.99	(1.63)	56
Class R
June 30, 2024	$53.06	(.51)	12.17	11.66	—	—	$64.72	21.98	$20,938	1.46	(.91)	40
June 30, 2023	44.30	(.35)	9.11	8.76	—	—	53.06	19.77	16,874	1.50	(.73)	48
June 30, 2022	69.79	(.74)	(14.41)	(15.15)	(10.34)	(10.34)	44.30	(25.96)	15,995	1.49 [d]	(1.22)	39
June 30, 2021	50.89	(.81)	23.05	22.24	(3.34)	(3.34)	69.79	44.56	23,571	1.46	(1.26)	70
June 30, 2020	45.69	(.52)	6.67	6.15	(.95)	(.95)	50.89	13.71	12,669	1.49	(1.13)	56
Class R6
June 30, 2024	$60.36	(.17)	13.91	13.74	—	—	$74.10	22.76	$422,360.81		(.26)	40
June 30, 2023	50.07	(.04)	10.33	10.29	—	—	60.36	20.55	161,550.85		(.08)	48
June 30, 2022	77.13	(.39)	(16.33)	(16.72)	(10.34)	(10.34)	50.07	(25.49)	58,592	.85 [d]	(.58)	39
June 30, 2021	55.62	(.46)	25.31	24.85	(3.34)	(3.34)	77.13	45.49	59,840.83		(.64)	70
June 30, 2020	49.53	(.24)	7.28	7.04	(.95)	(.95)	55.62	14.45	24,596.84		(.48)	56
Class Y
June 30, 2024	$59.63	(.26)	13.72	13.46	—	—	$73.09	22.57	$1,052,476.96		(.41)	40
June 30, 2023	49.54	(.12)	10.21	10.09	—	—	59.63	20.37	473,914	1.00	(.23)	48
June 30, 2022	76.51	(.47)	(16.16)	(16.63)	(10.34)	(10.34)	49.54	(25.58)	221,055	.99 [d]	(.70)	39
June 30, 2021	55.27	(.54)	25.12	24.58	(3.34)	(3.34)	76.51	45.29	181,762.96		(.77)	70
June 30, 2020	49.29	(.31)	7.24	6.93	(.95)	(.95)	55.27	14.30	83,884.99		(.63)	56

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d  Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund  9

Notes to financial statements  6/30/24

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Small Cap Growth Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of small U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. As of August 31, 2023, the index was composed of companies having market capitalizations of between approximately $38.2 million and $14.4 billion. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R†	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities,

10 Small Cap Growth Fund

will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for gaining exposure to securities.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $172,261,153 and the value of securities loaned amounted to $163,679,151. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Small Cap Growth Fund 11

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$60,660,687	$—	$60,660,687

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $4,341,445 to its fiscal year ending June 30, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and June 30, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and June 30, 2024).

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from late year loss deferrals, from unrealized gains and losses on passive foreign investment companies and from net operating loss. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $4,203,623 to decrease accumulated net investment loss, $1,387,301 to decrease paid-in capital and $2,816,322 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$594,642,649
Unrealized depreciation	(27,992,618)
Net unrealized appreciation	566,650,031
Capital loss carryforward	(60,660,687)
Late year ordinary loss deferral	(4,341,445)
Cost for federal income tax purposes	$1,579,205,895

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,
0.730%	of the next $5 billion,
0.680%	of the next $10 billion,
0.630%	of the next $10 billion,
0.580%	of the next $50 billion,
0.560%	of the next $50 billion,
0.550%	of the next $100 billion and
0.545%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Russell 2000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.18%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.703% of the fund’s average net assets, which included an effective base fee of 0.616% and an increase of 0.087% ($1,259,061) based on performance.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through October 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date

12 Small Cap Growth Fund

period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$888,087
Class B	2,202
Class C	33,254
Class R	35,478
Class R6	130,332
Class Y	1,405,605
Total	$2,494,958

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $14,206 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,383, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,115,502
Class B	1.00%	1.00%	10,968
Class C	1.00%	1.00%	167,645
Class R	1.00%	0.50%	89,088
Total			$1,383,203

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $82,812 from the sale of class A shares and received $342 and $958 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $61 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,161,124,331	$572,978,456
U.S. government securities (Long-term)	—	—
Total	$1,161,124,331	$572,978,456

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Small Cap Growth Fund 13

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	749,283	$45,685,803	528,231	$26,829,746
Shares issued in connection with reinvestment of distributions	—	—	—	—
	749,283	45,685,803	528,231	26,829,746
Shares repurchased	(971,825)	(58,654,472)	(1,185,325)	(59,849,922)
Net decrease	(222,542)	$(12,968,669)	(657,094)	$(33,020,176)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	482	$21,694	810	$33,576
Shares issued in connection with reinvestment of distributions	—	—	—	—
	482	21,694	810	33,576
Shares repurchased	(27,410)	(1,304,681)	(39,931)	(1,664,758)
Net decrease	(26,928)	$(1,282,987)	(39,121)	$(1,631,182)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	180,066	$8,895,988	86,863	$3,627,250
Shares issued in connection with reinvestment of distributions	—	—	—	—
	180,066	8,895,988	86,863	3,627,250
Shares repurchased	(84,310)	(4,095,270)	(89,290)	(3,659,753)
Net increase (decrease)	95,756	$4,800,718	(2,427)	$(32,503)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	120,076	$6,996,641	53,398	$2,566,332
Shares issued in connection with reinvestment of distributions	—	—	—	—
	120,076	6,996,641	53,398	2,566,332
Shares repurchased	(114,573)	(6,487,019)	(96,458)	(4,663,423)
Net increase (decrease)	5,503	$509,622	(43,060)	$(2,097,091)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,084,141	$268,607,746	2,048,178	$112,874,163
Shares issued in connection with reinvestment of distributions	—	—	—	—
	4,084,141	268,607,746	2,048,178	112,874,163
Shares repurchased	(1,060,632)	(71,451,751)	(542,084)	(29,774,076)
Net increase	3,023,509	$197,155,995	1,506,094	$83,100,087
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	9,482,066	$612,809,694	5,874,442	$319,319,464
Shares issued in connection with reinvestment of distributions	—	—	—	—
	9,482,066	612,809,694	5,874,442	319,319,464
Shares repurchased	(3,030,519)	(197,671,218)	(2,389,692)	(128,775,445)
Net increase	6,451,547	$415,138,476	3,484,750	$190,544,019

14 Small Cap Growth Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$72,570,305	$813,840,591	$714,149,743	$5,884,684	$172,261,153
Putnam Short Term Investment Fund Class P‡	55,246,634	348,082,024	395,859,096	2,171,696	7,469,562
Total Short-term investments	$127,816,939	$1,161,922,615	$1,110,008,839	$8,056,380	$179,730,715
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$290,000

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the reporting period (Note 1) (there were no unrealized gains or losses on derivative instruments):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$(261,904)	$(261,904)
Total	$(261,904)	$(261,904)

Small Cap Growth Fund 15

Federal tax information (Unaudited)

The fund designated $4,918,443 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $5,666,657, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

16  Small Cap Growth Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
8,251,402	249,853	1,277,315

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
8,164,876	316,043	1,297,650

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Small Cap Growth Fund 17

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

18 Small Cap Growth Fund

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

Small Cap Growth Fund 19

© 2024 Franklin Templeton. All rights reserved.	38972-AFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: August 29, 2024